UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

# John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2012

Ticker | **HPI**

John Hancock Preferred Income Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Preferred Securities 147.8% (98.3% of Total Investments)		$818,195,096

(Cost $808,184,697)

Consumer Staples 2.3%		12,807,438

Food & Staples Retailing 2.3%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	143,000	12,807,438

Energy 7.5%		41,285,218

Oil, Gas & Consumable Fuels 7.5%
Apache Corp., Series D, 6.000%	161,500	8,578,880
Nexen, Inc., 7.350%	1,290,700	32,706,338

Financials 86.9%		480,978,158

Capital Markets 11.2%
Credit Suisse Guernsey, 7.900% (L)(Z)	446,000	11,707,500
Lehman Brothers Holdings Capital Trust III, Series K, 6.375% (I)	150,000	15,000
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	175,600	1,756
Morgan Stanley Capital Trust III, 6.250% (Z)	291,000	7,114,950
Morgan Stanley Capital Trust IV, 6.250% (Z)	323,000	7,897,350
Morgan Stanley Capital Trust V, 5.750% (Z)	424,000	10,184,480
Morgan Stanley Capital Trust VI, 6.600%	65,000	1,588,600
Morgan Stanley Capital Trust VII, 6.600%	47,000	1,151,500
The Goldman Sachs Group, Inc., 6.125% (L)(Z)	542,500	13,567,925
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	353,000	8,849,710

Commercial Banks 20.2%
Barclays Bank PLC, Series 3, 7.100%	200,000	4,948,000
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	740,000	18,899,600
HSBC USA, Inc., 6.500%	140,234	3,507,252
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%) (Q)	167,000	4,225,100
Royal Bank of Scotland Group PLC, Series L, 5.750%	580,000	10,962,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	302,000	7,900,320
Santander Holdings USA, Inc., Series C, 7.300%	372,200	9,305,000
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)	240,000	6,192,000
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	705,000	19,077,300
USB Capital XI, 6.600%	182,000	4,599,140
Wells Fargo & Company, 8.000% (L)(Z)	756,000	22,332,240

Consumer Finance 5.0%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	683,000	16,876,930
SLM Corp., 6.000% (Z)	198,000	4,282,740
SLM Corp., Series A, 6.970% (Z)	147,391	6,629,647

Diversified Financial Services 28.3%
Bank of America Corp., 8.200% (Z)	95,000	2,405,400
Bank of America Corp., Depositary Shares, Series D, 6.204% (L)(Z)	265,000	6,354,700
Bank of America Corp., Series MER, 8.625%	82,000	2,112,320
Citigroup Capital VII, 7.125%	200,000	5,060,000
Citigroup Capital VIII, 6.950% (L)(Z)	610,000	15,170,700
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)	23,300	620,479

1

John Hancock Preferred Income Fund
As of 4-30-12 (Unaudited)

	Shares	Value

Financials (continued)

Deutsche Bank Capital Funding Trust VIII, 6.375%	55,000	$1,296,900
Deutsche Bank Capital Funding Trust X, 7.350%	111,400	2,802,824
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	252,500	6,145,850
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	496,000	12,752,160
Fleet Capital Trust VIII, 7.200% (Z)	478,000	11,926,100
General Electric Capital Corp., 6.000%	45,000	1,135,350
General Electric Capital Corp., 6.050%	45,000	1,149,300
General Electric Capital Corp., 6.100%	20,000	514,800
ING Groep NV, 6.125% (Z)	61,500	1,297,650
ING Groep NV, 7.050% (L)(Z)	755,100	17,578,728
ING Groep NV, 7.200% (Z)	100,000	2,351,000
JPMorgan Chase Capital X, Series J, 7.000% (Z)	487,000	12,467,200
JPMorgan Chase Capital XI, 5.875%	49,000	1,235,780
JPMorgan Chase Capital XXIX, 6.700% (L)(Z)	580,000	15,056,800
Merrill Lynch Preferred Capital Trust III, 7.000% (L)(Z)	366,400	9,064,736
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	277,000	6,894,530
Merrill Lynch Preferred Capital Trust V, 7.280% (L)(Z)	367,000	9,090,590
RBS Capital Funding Trust V, 5.900% (L)(Z)	620,000	8,810,200
RBS Capital Funding Trust VII, 6.080% (L)(Z)	220,000	3,135,000

Insurance 12.7%
Aegon NV, 6.375% (L)(Z)	502,000	11,847,200
Aegon NV, 6.500% (Z)	183,000	4,291,350
American Financial Group, Inc., 7.000%	320,000	8,320,000
MetLife, Inc., Series B, 6.500% (L)(Z)	947,000	23,959,100
PLC Capital Trust IV, 7.250% (Z)	251,000	6,355,320
PLC Capital Trust V, 6.125% (Z)	256,000	6,464,000
Prudential PLC, 6.500% (Z)	154,500	3,919,665
Prudential PLC, 6.750%	51,000	1,300,500
RenaissanceRe Holdings Ltd., Series C, 6.080% (L)(Z)	147,500	3,700,775

Real Estate Investment Trusts 9.5%
Duke Realty Corp., Depositary Shares, Series J, 6.625% (Z)	66,525	1,669,778
Duke Realty Corp., Depositary Shares, Series K, 6.500% (Z)	110,000	2,752,200
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	109,840	2,762,476
Kimco Realty Corp., 6.000%	836,000	20,925,080
Public Storage, Inc., 5.750%	353,404	8,962,325
Public Storage, Inc., 6.350%	193,000	5,276,620
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	114,100	3,140,032
Public Storage, Inc., Series P, 6.500%	57,500	1,553,650
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	205,000	5,434,550

Thrifts & Mortgage Finance 0.0%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	98,400

Telecommunication Services 11.4%		63,148,530

Diversified Telecommunication Services 4.4%
Qwest Corp., 7.375% (L)(Z)	704,000	18,360,320
Qwest Corp., 7.500%	228,000	5,975,880

Wireless Telecommunication Services 7.0%
Telephone & Data Systems, Inc., 6.625% (L)(Z)	233,000	5,892,570
Telephone & Data Systems, Inc., 6.875%	103,000	2,777,910
Telephone & Data Systems, Inc., 7.000% (Z)	340,000	9,193,600
United States Cellular Corp., 6.950%	795,000	20,948,250

2

John Hancock Preferred Income Fund
As of 4-30-12 (Unaudited)

			Shares	Value

Utilities 39.7%				$219,975,752

Electric Utilities 23.7%
Duquesne Light Company, 6.500% (Z)			73,650	3,654,881
Entergy Arkansas, Inc., 5.750%			47,500	1,275,375
Entergy Louisiana LLC, 5.875%			252,625	6,873,926
Entergy Louisiana LLC, 6.000%			200,000	5,540,000
Entergy Mississippi, Inc., 6.000% (Z)			366,400	10,083,328
Entergy Mississippi, Inc., 6.200%			83,500	2,322,970
Entergy Texas, Inc., 7.875%			50,200	1,423,170
FPC Capital I, Series A, 7.100% (Z)			540,000	13,845,600
FPL Group Capital Trust I, 5.875% (L)(Z)			353,600	9,126,416
Gulf Power Co., 5.750%			134,800	3,836,408
HECO Capital Trust III, 6.500% (Z)			379,850	9,701,369
NextEra Energy Capital Holdings, Inc., 5.700%			835,300	21,550,656
NSTAR Electric Company, 4.780% (Z)			15,143	1,522,818
PPL Corp., 9.500%			337,000	17,992,430
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)			286,000	7,141,420
Southern California Edison Company, 6.125% (Z)			119,000	11,963,225
Southern California Edison Company, Series C, 6.000%			32,500	3,248,986
Westar Energy, Inc., 6.100%			12,327	307,805

Multi-Utilities 16.0%
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)			40,000	4,076,252
BGE Capital Trust II, 6.200% (L)(Z)			676,800	17,035,056
Dominion Resources, Inc., Series A, 8.375% (L)(Z)			385,400	11,003,170
DTE Energy Company, 6.500%			295,000	8,124,300
Interstate Power & Light Company, Series B, 8.375% (L)(Z)			713,350	20,637,216
SCANA Corp., 7.700% (Z)			681,500	19,116,075
Xcel Energy, Inc., 7.600% (Z)			331,000	8,572,900

			Shares	Value

Common Stocks 0.1% (0.1% of Total Investments)				$655,600

(Cost $627,382)

Utilities 0.1%				655,600

Electric Utilities 0.1%
Entergy Corp.			10,000	655,600

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 2.1% (1.4% of Total Investments)				$11,599,480

(Cost $12,789,754)

Energy 1.3%				7,425,000

Oil, Gas & Consumable Fuels 1.3%
Southern Union Company (L)(P)(Z)	3.483	11-1-66	$8,800,000	7,425,000

Utilities 0.8%				4,174,480

Electric Utilities 0.8%
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	2-1-22	4,000,000	4,174,480

3

John Hancock Preferred Income Fund
As of 4-30-12 (Unaudited)

	Par value	Value

Short-Term Investments 0.3% (0.2% of Total Investments)		$1,772,000

(Cost $1,772,000)

Repurchase Agreement 0.3%		1,772,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $1,772,000 on 5-1-12, collateralized by $1,815,000 U.S. Treasury Notes, 0.125% due 12-31-13 (valued
at $1,810,463, including interest)	$1,772,000	1,772,000

Total investments (Cost $823,373,833)† 150.3%		$832,222,176

Other assets and liabilities, net (50.3%)		($278,470,463)

Total net assets 100.0%		$553,751,713

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is a Lent Security as of 4-30-12, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 4-30-12 was $231,995,105.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 4-30-12 was $463,979,480.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $823,391,283. Net unrealized appreciation aggregated $8,830,893, of which $42,019,875 related to appreciated investment securities and $33,188,982 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total investments on 4-30-12:

United States	84.9%
United Kingdom	4.8%
Netherlands	4.5%
Canada	3.9%
Switzerland	1.4%
Bermuda	0.5%

4

John Hancock Preferred Income Fund
Notes to Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

5

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/12	Price	Inputs	Inputs

Preferred Securities
Consumer Staples	$12,807,438	—	$12,807,438	—
Energy	41,285,218	$41,285,218	—	—
Financials	480,978,158	474,769,402	6,208,756	—
Telecommunication Services	63,148,530	63,148,530	—	—
Utilities	219,975,752	165,834,634	54,141,118	—
Common Stocks
Utilities	655,600	655,600	—	—
Corporate Bonds
Energy	7,425,000	—	7,425,000	—
Utilities	4,174,480	—	4,174,480	—
Short-Term Investments	1,772,000	—	1,772,000	—

Total investments in Securities	$832,222,176	$745,693,384	$86,528,792	—
Other Financial Instruments
Interest Rate Swaps	($1,526,865)	—	($1,526,865))	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

6

During the period ended April 30, 2012, the Fund used interest rate swaps to manage anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of April 30, 2012.

	USD		PAYMENTS
	NOTIONAL	PAYMENTS	RECEIVED BY	MATURITY	MARKET
COUNTERPARTY	AMOUNT	MADE BY FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$68,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,526,865)

(a) At 4-30-12, the 3 Month LIBOR rate was 0.4659%.

Interest rate swap positions at April 30, 2012 were entered into on August 5, 2011. No other interest rate swap activity occurred during the period ended April 30, 2012.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

	FINANCIAL	ASSET	LIABILITY
RISK	INSTRUMENTS	DERIVATIVE	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Interest rate swaps	—	1,526,865
contracts

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | Computershare Shareowner Services, LLC<br>Newport Office Center VII<br>480 Washington Boulevard<br>Jersey City, NJ 07310-1900 | |
| **Phone** | Customer service representatives | **1-800-852-0218** |
| | Portfolio commentary | **1-800-344-7054** |
| | 24-hour automated information | **1-800-843-0090** |
| | TDD line | **1-800-231-5469** |

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q3 4/12
6/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012